Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 30, 2024 shares	Nov. 27, 2024 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance premium receivables			¥ 131		¥ 14,986
Entrustment deposits			35,408		38,252
Guarantee balance			18,088		27,228
Goodwill impairment loss			374,149
Others, net			(24,434)	$ (3,346)	¥ (766)		¥ (3,823)
Impairment			5,200				¥ 20,110
Debt security			¥ 125,000
Fixed interest rate			6.00%
Insurance policies			0.10%		0.10%		0.10%
Recognized contingent performance bonus			¥ 108		¥ 18,161		¥ 11,387
Tax amount			9,530		14,258		14,681
Value-added taxes paid				$ 85,963	138,234		130,743
Fair value of contingent consideration			4,088		6,650
Cash and cash equivalents and restricted cash			216,979		557,585
Advertising costs			¥ 17,562		19,935		18,822
Operating lease term			1 year
Government grants			¥ 3,532		¥ 6,009		¥ 10,396
Operating Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease term			10 years
Subsidiary [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest			50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit Loss Rate			0.01%	0.01%
Operating lease term			2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit Loss Rate			100.00%	100.00%
Operating lease term			10 years
BGM [Member]
Summary of Significant Accounting Policies [Line Items]
Shares aquired (in Shares) | shares	69,995,661	69,995,661
Percentage of shares acquired		72.00%
Percentage of voting rights		3.40%
BWWS Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Others, net			¥ (79)
Non-controlling interests			¥ 6,438
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate			1,000
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate			7,299.3000